UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 9/30

Date of reporting period: 07/01/08 - 06/30/09


Item 1. Proxy Voting Record


================ WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage C&B Large Cap Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


================ WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND =================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


=============== WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Emerging
Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio and Wells Fargo Advantage Strategic Small Cap Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, filing
Date: August 24, 2009).


================== WELLS FARGO ADVANTAGE EMERGING GROWTH FUND ==================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Emerging Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


=================== WELLS FARGO ADVANTAGE EQUITY INCOME FUND ===================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Equity Income Portfolio. Voting records for the master portfolio in which the Fund invests canbe found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


=================== WELLS FARGO ADVANTAGE EQUITY VALUE FUND ====================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Equity Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


=================== WELLS FARGO ADVANTAGE GROWTH EQUITY FUND ===================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio and Wells Fargo Advantage Strategic Small Cap Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


======================= WELLS FARGO ADVANTAGE INDEX FUND =======================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Index Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689,
Filing Date: August 24, 2009).


============== WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Large Cap Appreciation Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


=============== WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Large Company Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


=============== WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Small Company Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


================ WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Small Company Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


============= WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND =============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Strategic Small Cap Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 24, 2009



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.